CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (815)	$ (1,505)	$ (1,303)
Adjustments required to reconcile net loss to net cash provided by operating activities:
Depreciation	123	94	149
Expenses related to RepliWeb's employees in connection with the acquisition	139
Stock-based compensation	359	223	196
Amortization of deferred charges			25
Amortization of debt discount			126
Amortization of intangible assets	843	1,119	2,348
Fair value of guarantee associated with short term loan	49
Accretion of contingent payment obligation	75
Convertible debt inducement expense	202
Increase in accrued severance pay, net	40	193	25
Increase in trade receivables, net	(453)	(435)	(255)
Decrease (increase) in other accounts receivable and prepaid expenses	537	(45)	79
Decrease (increase) in long-term prepaid expenses	(174)	25	20
Increase (decrease) in trade payables	(370)	17	(186)
Increase (decrease) in deferred revenues	2,228	19	(327)
Increase (decrease) in employees and payroll accruals	785	28	(265)
Increase (decrease) in accrued expenses and other liabilities	882	(226)	(77)
Revaluation of restricted cash	(16)	(16)	(2)
Changes in liabilities presented at fair value	589	965	253
Change in deferred taxes, net	(774)
Net cash provided by operating activities	4,249	456	806
Cash flows from investing activities:
Purchase of property and equipment	(161)	(58)	(19)
Increase in restricted cash	(100)
Capitalization of software development costs			(378)
Cash paid in connection with the acquisition, net of acquired cash	(2,424)
Net cash used in investing activities	(2,685)	(58)	(397)
Cash flows from financing activities:
Receipt of short term bridge loan to finance the acquisition	3,000
Repayment of bridge loan	(3,000)
Proceeds from exercise of employee stock options, warrants and rights related to convertible debt	287	107	14
Receipt of long-term debt	57	26
Proceeds from issuance of shares (rights offering)			530
Repayment of long-term debt	(1,046)	(922)	(30)
Repayment of convertible debt	(245)	(184)
Net cash provided by (used in) financing activities	(947)	(973)	514
Foreign currency translation adjustments on cash and cash equivalents	(5)	19	25
Increase (decrease) in cash and cash equivalents	612	(556)	948
Cash and cash equivalents at the beginning of the year	872	1,428	480
Cash and cash equivalents at the end of the year	1,484	872	1,428
Cash paid during the year for:
Interest	63	484	153
Income taxes	202	74
Supplemental disclosure of non-cash investing and financing activities:
Conversion of short-term loan into shares			393
Issuance of shares related to the acquisition of RepliWeb	2,533
Conversion of convertible debt	$ 1,144